PERFORMANCE SHARE UNITS (Tables)	3 Months Ended
Mar. 31, 2014
PERFORMANCE SHARE UNITS
Summary of outstanding performance share units
			Wtd Avg.
	Number of PSUs	Wtd Avg. Grant Price	Remaining Term
Outstanding at December 31, 2013	1,000,000	$0.45	2

Granted	3,000,000	0.33	2.67

Outstanding at March 31, 2014	4,000,000	$0.36	2.50